7. Senior Debt: Schedule of Senior Debt (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Senior Debt

	Weighted
	Average	Maximum	Average	Weighted
	Interest	Amount	Amount	Average
Year Ended	Rate at End	Outstanding	Outstanding	Interest Rate
December 31	of Year	During Year	During Year	During Year
	(In thousands, except % data)

2013:
Bank Borrowings	3.75%	$45	$1	3.75%
Senior Demand Notes	1.72	55,196	53,060	1.76
Commercial Paper	3.49	253,960	238,782	3.61
All Categories	3.18	308,015	291,843	3.46

2012:
Bank Borrowings	3.75%	$45	$1	3.75%
Senior Demand Notes	1.97	50,033	46,261	2.01
Commercial Paper	3.74	225,861	214,214	3.91
All Categories	3.42	321,246	260,476	3.79

2011:
Bank Borrowings	3.75%	$2,925	$60	3.75%
Senior Demand Notes	2.12	47,607	43,089	2.10
Commercial Paper	3.95	197,194	185,120	4.25
All Categories	3.60	244,439	228,269	4.08